UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-03940

Strategic Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	8/31
Date of reporting period:	11/30/15

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for those series, as appropriate.

Dreyfus Conservative Allocation Fund
Dreyfus Growth Allocation Fund
Dreyfus Moderate Allocation Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Conservative Allocation Fund
November 30, 2015 (Unaudited)

Registered Investment Companies--99.9%	Shares		Value ($)
Domestic Fixed Income--47.8%
Dreyfus Bond Market Index Fund,
BASIC Shares	340,258	[a]	3,542,083
Dreyfus High Yield Fund, Cl. I	327,288	[a]	1,966,998
Dreyfus Intermediate Term Income
Fund, Cl. Y	469,937	[a]	6,381,744
Dreyfus Short Duration Bond Fund,
Cl. Y	423,563	[a,b]	4,303,398
			16,194,223
Domestic Equity--35.9%
Dreyfus Appreciation Fund, Cl. Y	36,937	[a]	1,920,730
Dreyfus Disciplined Stock Fund	35,062	[a]	1,258,374
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	18,036	[a]	662,830
Dreyfus Research Growth Fund, Cl.
Y	171,248	[a]	2,544,748
Dreyfus Small Cap Stock Index Fund	23,972	[a]	711,956
Dreyfus Strategic Value Fund, Cl.
Y	48,192	[a]	1,944,563
Dreyfus Structured Midcap Fund,
Cl. Y	23,490	[a]	708,698
Dreyfus U.S. Equity Fund, Cl. Y	84,491	[a]	1,679,685
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	40,100	[a]	702,551
			12,134,135
Foreign Equity--7.4%
Dreyfus Emerging Markets Fund, Cl.
Y	33,524	[a]	269,533
Dreyfus Global Real Estate
Securities Fund, Cl. Y	35,764	[a]	321,875
Dreyfus International Equity Fund,
Cl. Y	15,238	[a,b]	529,351

Dreyfus International Stock Index
Fund	30,386	[a]	475,543
Dreyfus/Newton International
Equity Fund, Cl. Y	28,497	[a]	551,988
International Stock Fund, Cl. Y	25,504	[a]	373,116
			2,521,406
Foreign Fixed Income--8.8%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	120,390	[a]	1,289,381
Dreyfus International Bond Fund,
Cl. Y	111,972	[a]	1,681,822
			2,971,203
Total Investments (cost $31,831,448)	99.9%		33,820,967
Cash and Receivables (Net)	.1%		20,488
Net Assets	100.0%		33,841,455

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2015, net unrealized appreciation on investments was $1,989,519 of which $3,031,233 related to appreciated investment securities and $1,041,714 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	83.7
Mutual Funds: Foreign	16.2
99.9

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	33,820,967	-	-	33,820,967

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Growth Allocation Fund
November 30, 2015 (Unaudited)

Common Stocks--100.2%	Shares		Value ($)
Domestic Equity--56.9%
Dreyfus Appreciation Fund, Cl. Y	39,111	[a]	2,033,758
Dreyfus Disciplined Stock Fund	36,553	[a]	1,311,883
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	22,217	[a]	816,470
Dreyfus Research Growth Fund, Cl.
Y	199,866	[a]	2,970,003
Dreyfus Small Cap Stock Index Fund	25,102	[a]	745,538
Dreyfus Strategic Value Fund, Cl.
Y	48,828	[a]	1,970,192
Dreyfus Structured Midcap Fund,
Cl. Y	24,643	[a]	743,492
Dreyfus U.S. Equity Fund, Cl. Y	88,103	[a]	1,751,490
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	42,130	[a]	738,124
			13,080,950
Domestic Fixed Income--25.7%
Dreyfus Bond Market Index Fund,
BASIC Shares	41,371	[a]	430,669
Dreyfus High Yield Fund, Cl. I	67,584	[a]	406,182
Dreyfus Intermediate Term Income
Fund, Cl. Y	94,688	[a]	1,285,862
Dreyfus Short Duration Bond Fund,
Cl. Y	371,311	[a,b]	3,772,524
			5,895,237
Foreign Equity--15.0%
Dreyfus Emerging Markets Fund, Cl.
Y	54,845	[a]	440,954
Dreyfus Global Real Estate
Securities Fund, Cl. Y	68,940	[a]	620,456
Dreyfus International Equity Fund,

Cl. Y	18,725	[a,b]	650,499
Dreyfus International Stock Fund,
Cl. Y	31,347	[a]	458,612
Dreyfus International Stock Index
Fund	37,545	[a]	587,572
Dreyfus/Newton International
Equity Fund, Cl. Y	35,049	[a]	678,908
			3,437,001
Foreign Fixed Income--2.6%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	24,739	[a]	264,950
Dreyfus International Bond Fund,
Cl. Y	22,672	[a]	340,529
			605,479
Total Investments (cost $19,599,080)	100.2%		23,018,667
Liabilities, Less Cash and Receivables	(.2%)		(52,532)
Net Assets	100.0%		22,966,135

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2015, net unrealized appreciation on investments was $3,419,587 of which $3,734,347 related to appreciated investment securities and $314,760 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.6
Mutual Funds: Foreign	17.6
100.2

† Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	23,018,667	-	-	23,018,667

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Moderate Allocation Fund
November 30, 2015 (Unaudited)

Common Stocks--100.0%	Shares		Value ($)
Domestic Equity--45.8%
Dreyfus Appreciation Fund, Cl. Y	95,250	[a]	4,952,977
Dreyfus Disciplined Stock Fund	89,399	[a]	3,208,517
Dreyfus Opportunistic Midcap Value
Fund, Cl. Y	42,258	[a]	1,552,982
Dreyfus Research Growth Fund, Cl.
Y	461,412	[a]	6,856,590
Dreyfus Small Cap Stock Index Fund	59,610	[a]	1,770,403
Dreyfus Strategic Value Fund, Cl.
Y	121,230	[a]	4,891,635
Dreyfus Structured Midcap Fund,
Cl. Y	58,937	[a]	1,778,114
Dreyfus U.S. Equity Fund, Cl. Y	212,635	[a]	4,227,193
Dreyfus/The Boston Company
Small/Mid Cap Growth Fund,
Cl. Y	99,496	[a]	1,743,170
			30,981,581
Domestic Fixed Income--37.1%
Dreyfus Bond Market Index Fund,
BASIC Shares	379,976	[a]	3,955,555
Dreyfus High Yield Fund, Cl. I	415,228	[a]	2,495,520
Dreyfus Intermediate Term Income
Fund, Cl. Y	605,538	[a]	8,223,212
Dreyfus Short Duration Bond Fund,
Cl. Y	1,025,278	[a,b]	10,416,828
			25,091,115
Foreign Equity--11.5%
Dreyfus Emerging Markets Fund, Cl.
Y	134,900	[a]	1,084,594
Dreyfus Global Real Estate
Securities Fund, Cl. Y	124,956	[a]	1,124,602
Dreyfus International Equity Fund,
Cl. Y	44,402	[a,b]	1,542,527

Dreyfus International Stock Index
Fund	87,975	[a]	1,376,805
Dreyfus/Newton International
Equity Fund, Cl. Y	81,719	[a]	1,582,904
International Stock Fund, Cl. Y	73,358	[a]	1,073,228
			7,784,660
Foreign Fixed Income--5.6%
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. Y	153,397	[a]	1,642,879
Dreyfus International Bond Fund,
Cl. Y	143,811	[a]	2,160,049
			3,802,928
Total Investments (cost $61,382,943)	100.0%		67,660,284
Cash and Receivables (Net)	.0%		31,678
Net Assets	100.0%		67,691,962

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At November 30, 2015, the net unrealized appreciation on investments was $6,277,341 of which $7,923,692 related to appreciated investment securities and $1,646,351 related to depreciated investment securities. At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	82.9
Mutual Funds: Foreign	17.1
100.0

†	Based on net assets.

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds†	67,660,284	-	-	67,660,284

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	January 20, 2016

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 20, 2016

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)